Private Placements of Common Stock and Warrants (Tables)	12 Months Ended
May 31, 2025
Private Placements of Common Stock and Warrants
Schedule of reconciliation of the beginning and ending balances for liabilities measured at fair value

(in thousands)	Liability Classified Warrants
Balance at May 31, 2023	$79
Classified as liability	6,970
Reclassified as equity	(7,285)
Loss on derivative due to change in fair market value	236
Balance at May 31, 2024	—

Schedule of estimated the fair value of the warrant derivatives

	April	Inputs at Liability Classification			Inputs at Equity Classification
	Placement	July	November	December		July	November	December
	Agent	Note	Placement	Note	April	Note	Placement	Note
	warrants at	conversion	Agent	conversion	Placement	conversion	Agent conversion	conversion
	May 31, 2023	warrants	warrants	warrants	Warrants	warrants	warrants	warrants
Fair value of underlying stock	$ 0.26	$ 0.21	$ 0.18	$ 0.20	$ 0.27	$ 0.17	$ 0.30	$ 0.15
Risk free rate	3.64%	4.18%	4.42%	3.84%	3.74%	4.81%	4.14%	4.48%
Expected term (in years)	10.00	5.00	10.00	5.00	10.00	5.00	10.00	5.00
Stock price volatility	97.90%	124.55%	95.82%	124.25%	97.45%	124.70%	96.18%	124.04%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%